PROPERTY, PLANT AND EQUIPMENT (Detail) - USD ($) $ in Millions	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	$ 3,080.7	$ 3,011.6
Less: accumulated depreciation and amortization	(1,626.6)	(1,533.0)
Property, Plant and Equipment, net	1,454.1	1,478.6	$ 1,325.0
Land
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	136.3	141.4
Land improvements
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	34.9	34.2
Buildings
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	542.8	537.1
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	89.8	86.3
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	1,895.9	1,835.8
Computer software
Property, Plant and Equipment [Line Items]
Property, plant & equipment, gross	$ 381.0	$ 376.8